Investments in affiliates (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended				12 Months Ended
	Dec. 31, 2014 funds	Dec. 29, 2014	Oct. 02, 2014	Dec. 20, 2011	Nov. 07, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Number of Consolidated Funds	1
Variable Funding Notes, Typical Minimum Duration	12 months
AlphaCat ILS Funds
Schedule of Equity Method Investments [Line Items]
Related Party Transaction Capital Commitment		$ 20,000
AlphaCat ILS fund D
Schedule of Equity Method Investments [Line Items]
Third party subscriptions						35,000
Aquiline Financial Services Fund II LP [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest assumed	100.00%
Related Party Transaction Capital Commitment			10,000	50,000
Investment time lag reporting	3 months
Aquiline Financial Services Fund III LP [Member]
Schedule of Equity Method Investments [Line Items]
Related Party Transaction Capital Commitment					100,000
Operating Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Fair value of retained interest on deconsolidation of AlphaCat ILS fund	113,455
Notes Payable Of Operating Affiliates Portion Due to Company	148,264					63,654
Income Attributable To Operating Affiliates Portion Due to Company	21,756					11,437
Operating Affiliates [Member] | AlphaCat ILS Funds
Schedule of Equity Method Investments [Line Items]
Fair value of retained interest on deconsolidation of AlphaCat ILS fund	113,455
Deconsolidation, Gain (Loss), Amount	1,372
Equity ownership %						9.10%
As Investor In Third Party Economic Interests [Member]
Schedule of Equity Method Investments [Line Items]
Notes Payable Of Operating Affiliates Portion Due to Company	523,201					375,618
Income Attributable To Operating Affiliates Portion Due to Company	87,643					$ 57,326
Variable Interest Entity, Primary Beneficiary [Member] | AlphaCat ILS fund D
Schedule of Equity Method Investments [Line Items]
Number of Consolidated Funds						1
Variable Interest Entity, Primary Beneficiary [Member] | BetaCat ILS Funds [Member]
Schedule of Equity Method Investments [Line Items]
Number of Consolidated Funds	1
Variable Interest Entity, Primary Beneficiary [Member] | Operating Affiliates [Member] | AlphaCat ILS fund A
Schedule of Equity Method Investments [Line Items]
Equity ownership %	7.90%
Variable Interest Entity, Primary Beneficiary [Member] | Operating Affiliates [Member] | AlphaCat ILS fund B
Schedule of Equity Method Investments [Line Items]
Equity ownership %	39.70%
Variable Interest Entity, Primary Beneficiary [Member] | Operating Affiliates [Member] | AlphaCat ILS fund C
Schedule of Equity Method Investments [Line Items]
Equity ownership %	9.10%